Segmented and geographic information, and major customers (Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 3,464	$ 9,325	$ 24,055
Trade and other receivables	7,712	6,631
Inventories	8,136	9,366
Prepaid expenses	1,247	869
Assets held-for-sale	6,925
Convertible loan receivable	1,922
Restricted cash	681	335
Property, plant and equipment	96,442	100,301
Deferred tax assets	626	626
Total assets	127,155	127,453
Trade and other payables	14,345	10,393
Derivative instruments	35
Convertible loans payable	2,972
Other long-term liabilities	689	564
Pre-payment facility	11,110	15,000
Post-employment benefit obligations	8,174	8,618
Decommissioning provision	3,791	3,948
Derivative warrant liability	711
Deferred tax liabilities (assets)	1,132	872
Total liabilities	42,959	39,395
Mexican Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	3,305	5,963
Trade and other receivables	6,353	4,901
Inventories	5,844	6,301
Prepaid expenses	506	346
Assets held-for-sale	6,925
Convertible loan receivable
Restricted cash	139	160
Property, plant and equipment	52,540	59,686
Deferred tax assets
Total assets	75,612	77,357
Trade and other payables	8,094	5,893
Derivative instruments
Convertible loans payable
Other long-term liabilities
Pre-payment facility	11,110	15,000
Post-employment benefit obligations
Decommissioning provision	1,760	1,904
Derivative warrant liability
Deferred tax liabilities (assets)	1,132	872
Total liabilities	22,096	23,669
U.S. Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	(2)	1,791
Trade and other receivables	1,274	1,711
Inventories	2,292	3,065
Prepaid expenses	535	305
Assets held-for-sale
Convertible loan receivable
Restricted cash	541	171
Property, plant and equipment	43,856	40,570
Deferred tax assets	626	626
Total assets	49,122	48,239
Trade and other payables	3,614	2,608
Derivative instruments
Convertible loans payable
Other long-term liabilities	632	469
Pre-payment facility
Post-employment benefit obligations	8,174	8,618
Decommissioning provision	2,031	2,044
Derivative warrant liability
Deferred tax liabilities (assets)
Total liabilities	14,451	13,739
Corporate and Other [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	161	1,571
Trade and other receivables	85	19
Inventories
Prepaid expenses	206	218
Assets held-for-sale
Convertible loan receivable	1,922
Restricted cash	1	4
Property, plant and equipment	46	45
Deferred tax assets
Total assets	2,421	1,857
Trade and other payables	2,637	1,892
Derivative instruments	35
Convertible loans payable	2,972
Other long-term liabilities	57	95
Pre-payment facility
Post-employment benefit obligations
Decommissioning provision
Derivative warrant liability	711
Deferred tax liabilities (assets)
Total liabilities	$ 6,412	$ 1,987